Key management (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Information About Key Management [Abstract]
Disclosure of compensation, key management [Table Text Block]
	2019	2018
	$	$

Salaries and short-term employee benefits	6,182	4,416
Share-based compensation	5,151	3,086
Cost recoveries from associates	(600)	(490)
	10,733	7,012